Parent Company Only Financial Information [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Condensed Balance Sheets [Table Text Block]

Condensed Balance Sheets

	2012	2013
	(in millions)
Assets:
Cash and interest-earning deposits with banks	¥132,431	¥127,303
Investments in subsidiaries and affiliated companies	10,788,927	12,849,434
Other assets	66,227	56,435

Total assets	¥10,987,585	¥13,033,172

Liabilities and Shareholders’ equity:
Short-term borrowings from subsidiaries	¥1,849,072	¥1,873,336
Long-term debt from subsidiaries and affiliated companies	383,903	384,107
Long-term debt	28	59
Other liabilities	171,424	166,875

Total liabilities	2,404,427	2,424,377

Total shareholders’ equity	8,583,158	10,608,795

Total liabilities and shareholders’ equity	¥10,987,585	¥13,033,172

Condensed Statements Of Income [Table Text Block]

Condensed Statements of Income

	2011	2012		2013
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥341,687	¥270,923		¥220,050
Dividends from Morgan Stanley(1)	71,216	—	(1)	— (1)
Gain on conversion rate adjustment of Morgan Stanley’s convertible preferred stock	—	139,320		—
Management fees from subsidiaries	16,510	16,708		17,154
Interest income	102	99		77
Foreign exchange gains (losses)—net	93,310	32,237		(59,375)
Other income	1,923	5,614		634

Total income	524,748	464,901		178,540

Expense:
Operating expenses	13,981	14,515		15,952
Interest expense to subsidiaries and affiliated companies	42,752	37,905		30,501
Interest expense	2,856	1,196		1,122
Other expense	934	923		2,620

Total expense	60,523	54,539		50,195

Equity in undistributed net income of subsidiaries and affiliated companies—net	52,751	55,139		937,673

Income before income tax expense (benefit)	516,976	465,501		1,066,018
Income tax expense (benefit)	64,331	49,270		(3,106)

Net income	¥452,645	¥416,231		¥1,069,124

Note:

(1)	Dividends from Morgan Stanley for the fiscal year ended March 31, 2012 and 2013 are included in Dividends from subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.

Condensed Statements Of Cash Flows [Table Text Block]

Condensed Statements of Cash Flows

	2011	2012	2013
	(in millions)
Operating activities:
Net income	¥452,645	¥416,231	¥1,069,124
Adjustments and other	(111,730)	(133,368)	(858,288)

Net cash provided by operating activities	340,915	282,863	210,836

Investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies	250,000	17,371	21,160
Purchases of equity investments in subsidiaries and affiliated companies	(89,042)	(20,000)	(3,838)
Net decrease (increase) in interest-earning deposits with banks	(70,502)	18,696	8,996
Other—net	(1,486)	(7,245)	(10,623)

Net cash provided by investing activities	88,970	8,822	15,695

Financing activities:
Net increase (decrease) in short-term borrowings from subsidiaries	531,197	66,600	(34,989)
Repayment of long-term debt	(230,025)	(8)	(20)
Repayment of long-term debt to subsidiaries and affiliated companies	(295,652)	(169,710)	—
Proceeds from sales of treasury stock	4	3	1
Payments for acquisition of preferred stock	(250,000)	—	—
Payments to acquire treasury stock	(30)	(12)	(16)
Dividends paid	(190,455)	(187,616)	(187,778)
Other—net	(386)	(1,346)	(212)

Net cash used in financing activities	(435,347)	(292,089)	(223,014)

Net increase (decrease) in cash and cash equivalents	(5,462)	(404)	3,517
Cash and cash equivalents at beginning of fiscal year	16,488	11,026	10,622

Cash and cash equivalents at end of fiscal year	¥11,026	¥10,622	¥14,139